Distribution Date:	08/17/26	BANK 2017-BNK4
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541FAW9	2.002000%	33,805,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06541FAX7	3.100000%	88,384,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06541FAY5	3.419000%	44,824,000.00	1,766,825.96	881,316.37	5,033.98	0.00	0.00	886,350.35	885,509.59	38.46%	30.00%
A-3	06541FAZ2	3.362000%	235,000,000.00	233,743,921.59	43,260,280.59	654,872.55	0.00	0.00	43,915,153.14	190,483,641.00	38.46%	30.00%
A-4	06541FBA6	3.625000%	268,432,000.00	268,432,000.00	0.00	810,888.33	0.00	0.00	810,888.33	268,432,000.00	38.46%	30.00%
A-S	06541FBD0	3.777000%	67,045,000.00	67,045,000.00	0.00	211,024.14	0.00	0.00	211,024.14	67,045,000.00	29.48%	23.00%
B	06541FBE8	3.999000%	43,100,000.00	43,100,000.00	0.00	143,630.75	0.00	0.00	143,630.75	43,100,000.00	23.72%	18.50%
C	06541FBF5	4.372000%	45,494,000.00	45,494,000.00	0.00	165,749.81	0.00	0.00	165,749.81	45,494,000.00	17.63%	13.75%
D	06541FAJ8	3.357000%	56,270,000.00	56,270,000.00	0.00	157,415.32	0.00	0.00	157,415.32	56,270,000.00	10.10%	7.88%
E	06541FAL3	3.357000%	21,550,000.00	21,550,000.00	0.00	60,286.13	0.00	0.00	60,286.13	21,550,000.00	7.21%	5.63%
F	06541FAN9	3.357000%	10,775,000.00	10,775,000.00	0.00	30,143.06	0.00	0.00	30,143.06	10,775,000.00	5.77%	4.50%
G	06541FAQ2	3.357000%	43,100,400.00	43,100,400.00	0.00	99,550.21	0.00	0.00	99,550.21	43,100,400.00	0.00%	0.00%
V	06541FAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541FAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2D74E2	4.982226%	50,409,442.00	41,646,165.55	2,323,241.94	171,802.36	0.00	0.00	2,495,044.30	39,322,923.61	0.00%	0.00%
Regular SubTotal			1,008,188,842.00	832,923,313.10	46,464,838.90	2,510,396.64	0.00	0.00	48,975,235.54	786,458,474.20

X-A	06541FBB4	1.479936%	670,445,000.00	503,942,747.55	0.00	621,502.40	0.00	0.00	621,502.40	459,801,150.59
X-B	06541FBC2	0.969828%	155,639,000.00	155,639,000.00	0.00	125,785.88	0.00	0.00	125,785.88	155,639,000.00
X-D	06541FAA7	1.625226%	56,270,000.00	56,270,000.00	0.00	76,209.56	0.00	0.00	76,209.56	56,270,000.00
X-E	06541FAC3	1.625226%	21,550,000.00	21,550,000.00	0.00	29,186.35	0.00	0.00	29,186.35	21,550,000.00
X-F	06541FAE9	1.625226%	10,775,000.00	10,775,000.00	0.00	14,593.18	0.00	0.00	14,593.18	10,775,000.00
X-G	06541FAG4	1.625226%	43,100,400.00	43,100,400.00	0.00	58,373.25	0.00	0.00	58,373.25	43,100,400.00
Notional SubTotal			957,779,400.00	791,277,147.55	0.00	925,650.62	0.00	0.00	925,650.62	747,135,550.59

Deal Distribution Total					46,464,838.90	3,436,047.26	0.00	0.00	49,900,886.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541FAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06541FAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06541FAY5	39.41696323	19.66170734	0.11230546	0.00000000	0.00000000	0.00000000	0.00000000	19.77401281	19.75525589
A-3	06541FAZ2	994.65498549	184.08630038	2.78669170	0.00000000	0.00000000	0.00000000	0.00000000	186.87299209	810.56868511
A-4	06541FBA6	1,000.00000000	0.00000000	3.02083332	0.00000000	0.00000000	0.00000000	0.00000000	3.02083332	1,000.00000000
A-S	06541FBD0	1,000.00000000	0.00000000	3.14750004	0.00000000	0.00000000	0.00000000	0.00000000	3.14750004	1,000.00000000
B	06541FBE8	1,000.00000000	0.00000000	3.33250000	0.00000000	0.00000000	0.00000000	0.00000000	3.33250000	1,000.00000000
C	06541FBF5	1,000.00000000	0.00000000	3.64333341	0.00000000	0.00000000	0.00000000	0.00000000	3.64333341	1,000.00000000
D	06541FAJ8	1,000.00000000	0.00000000	2.79749991	0.00000000	0.00000000	0.00000000	0.00000000	2.79749991	1,000.00000000
E	06541FAL3	1,000.00000000	0.00000000	2.79750023	0.00000000	0.00000000	0.00000000	0.00000000	2.79750023	1,000.00000000
F	06541FAN9	1,000.00000000	0.00000000	2.79749977	0.00000000	0.00000000	0.00000000	0.00000000	2.79749977	1,000.00000000
G	06541FAQ2	1,000.00000000	0.00000000	2.30972822	0.48777181	18.95063735	0.00000000	0.00000000	2.30972822	1,000.00000000
V	06541FAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541FAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2D74E2	826.15803504	46.08743616	3.40813850	0.02194986	0.89076427	0.00000000	0.00000000	49.49557466	780.07059888

Notional Certificates
X-A	06541FBB4	751.65412159	0.00000000	0.92699983	0.00000000	0.00000000	0.00000000	0.00000000	0.92699983	685.81487011
X-B	06541FBC2	1,000.00000000	0.00000000	0.80818998	0.00000000	0.00000000	0.00000000	0.00000000	0.80818998	1,000.00000000
X-D	06541FAA7	1,000.00000000	0.00000000	1.35435507	0.00000000	0.00000000	0.00000000	0.00000000	1.35435507	1,000.00000000
X-E	06541FAC3	1,000.00000000	0.00000000	1.35435499	0.00000000	0.00000000	0.00000000	0.00000000	1.35435499	1,000.00000000
X-F	06541FAE9	1,000.00000000	0.00000000	1.35435545	0.00000000	0.00000000	0.00000000	0.00000000	1.35435545	1,000.00000000
X-G	06541FAG4	1,000.00000000	0.00000000	1.35435518	0.00000000	0.00000000	0.00000000	0.00000000	1.35435518	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	5,033.98	0.00	5,033.98	0.00	0.00	0.00	5,033.98	0.00
A-3	07/01/26 - 07/30/26	30	0.00	654,872.55	0.00	654,872.55	0.00	0.00	0.00	654,872.55	0.00
A-4	07/01/26 - 07/30/26	30	0.00	810,888.33	0.00	810,888.33	0.00	0.00	0.00	810,888.33	0.00
X-A	07/01/26 - 07/30/26	30	0.00	621,502.40	0.00	621,502.40	0.00	0.00	0.00	621,502.40	0.00
X-B	07/01/26 - 07/30/26	30	0.00	125,785.88	0.00	125,785.88	0.00	0.00	0.00	125,785.88	0.00
X-D	07/01/26 - 07/30/26	30	0.00	76,209.56	0.00	76,209.56	0.00	0.00	0.00	76,209.56	0.00
X-E	07/01/26 - 07/30/26	30	0.00	29,186.35	0.00	29,186.35	0.00	0.00	0.00	29,186.35	0.00
X-F	07/01/26 - 07/30/26	30	0.00	14,593.18	0.00	14,593.18	0.00	0.00	0.00	14,593.18	0.00
X-G	07/01/26 - 07/30/26	30	0.00	58,373.25	0.00	58,373.25	0.00	0.00	0.00	58,373.25	0.00
A-S	07/01/26 - 07/30/26	30	0.00	211,024.14	0.00	211,024.14	0.00	0.00	0.00	211,024.14	0.00
B	07/01/26 - 07/30/26	30	0.00	143,630.75	0.00	143,630.75	0.00	0.00	0.00	143,630.75	0.00
C	07/01/26 - 07/30/26	30	0.00	165,749.81	0.00	165,749.81	0.00	0.00	0.00	165,749.81	0.00
D	07/01/26 - 07/30/26	30	0.00	157,415.32	0.00	157,415.32	0.00	0.00	0.00	157,415.32	0.00
E	07/01/26 - 07/30/26	30	0.00	60,286.13	0.00	60,286.13	0.00	0.00	0.00	60,286.13	0.00
F	07/01/26 - 07/30/26	30	0.00	30,143.06	0.00	30,143.06	0.00	0.00	0.00	30,143.06	0.00
G	07/01/26 - 07/30/26	30	793,536.97	120,573.37	0.00	120,573.37	21,023.16	0.00	0.00	99,550.21	816,780.05
RR Interest	07/01/26 - 07/30/26	30	43,615.36	172,908.84	0.00	172,908.84	1,106.48	0.00	0.00	171,802.36	44,902.93
Totals			837,152.33	3,458,176.90	0.00	3,458,176.90	22,129.64	0.00	0.00	3,436,047.26	861,682.98

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	49,900,886.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,470,653.52	Master Servicing Fee	6,201.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,515.51
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	358.62
ARD Interest	0.00	Operating Advisor Fee	909.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	200.83
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,470,653.52	Total Fees	12,476.62

Principal		Expenses/Reimbursements
Scheduled Principal	46,464,838.90	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,947.51
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	182.14
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	46,464,838.90	Total Expenses/Reimbursements	22,129.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,436,047.26
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	46,464,838.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	49,900,886.16
Total Funds Collected	49,935,492.42	Total Funds Distributed	49,935,492.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	832,923,314.16	832,923,314.16	Beginning Certificate Balance	832,923,313.10
(-) Scheduled Principal Collections	46,464,838.90	46,464,838.90	(-) Principal Distributions	46,464,838.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	786,458,475.26	786,458,475.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	832,923,314.13	832,923,314.13	Ending Certificate Balance	786,458,474.20
Ending Actual Collateral Balance	786,547,456.67	786,547,456.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	122,712,611.13	15.60%	6	4.9557	NAP	Defeased	13	122,712,611.13	15.60%	6	4.9557	NAP
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	8	223,456,874.72	28.41%	7	4.8929	0.735394
2,000,001 to 4,000,000	3	9,437,797.10	1.20%	7	4.9053	1.752055	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	5	22,976,928.39	2.92%	6	5.0852	1.651937	1.31 to 1.40	2	10,915,607.35	1.39%	5	4.5484	1.346787
5,000,001 to 6,000,000	7	39,637,133.48	5.04%	5	4.9140	1.773430	1.41 to 1.50	4	79,499,342.68	10.11%	6	5.0364	1.467617
6,000,001 to 7,000,000	1	6,685,971.56	0.85%	7	5.0160	1.142000	1.51 to 1.75	3	42,234,560.36	5.37%	6	5.0085	1.576427
7,000,001 to 8,000,000	1	7,889,918.76	1.00%	6	4.8100	1.819400	1.76 to 2.00	5	105,191,795.72	13.38%	5	4.8401	1.933967
8,000,001 to 10,000,000	1	9,971,698.36	1.27%	7	4.8300	2.010900	2.01 to 2.25	2	14,736,101.02	1.87%	6	4.7977	2.073397
10,000,001 to 15,000,000	2	25,051,285.50	3.19%	7	4.6061	2.613622	2.26 to 2.50	6	58,280,223.72	7.41%	6	4.8270	2.364155
15,000,001 to 20,000,000	5	90,437,997.66	11.50%	7	4.4797	2.504872	2.51 to 2.75	2	35,000,000.00	4.45%	7	4.3260	2.750000
20,000,001 to 30,000,000	3	66,652,952.88	8.48%	6	5.1005	1.785701	2.76 or greater	4	94,431,358.56	12.01%	6	4.3232	2.957766
30,000,001 to 50,000,000	5	194,451,368.28	24.72%	6	4.9251	1.609294	Totals	49	786,458,475.26	100.00%	6	4.8113	1.660170
50,000,001 or greater	3	190,552,812.16	24.23%	7	4.6182	1.148368
Totals	49	786,458,475.26	100.00%	6	4.8113	1.660170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	122,712,611.13	15.60%	6	4.9557	NAP
							Defeased	10	122,712,611.13	15.60%	6	4.9557	NAP
Alabama	2	67,590,607.35	8.59%	5	4.7754	1.927899
							Industrial	5	43,222,959.93	5.50%	6	5.0015	2.104588
Alaska	1	5,913,962.75	0.75%	6	5.2850	1.412200
							Lodging	8	108,954,709.53	13.85%	7	5.2488	0.983840
California	12	175,254,485.35	22.28%	6	4.9254	1.673039
							Mixed Use	1	33,182,898.41	4.22%	6	5.3100	1.439800
Florida	3	15,437,997.66	1.96%	8	5.1200	1.114600
							Multi-Family	4	17,399,702.63	2.21%	5	4.8902	1.606138
Illinois	1	5,200,000.00	0.66%	2	4.1400	1.363700
							Office	8	276,330,765.04	35.14%	7	4.5398	1.702017
Louisiana	1	4,764,402.66	0.61%	4	4.7300	2.204200
							Retail	12	159,815,215.63	20.32%	6	4.7541	1.843122
Maryland	1	4,291,843.69	0.55%	8	5.4500	0.397300
							Self Storage	2	24,839,614.51	3.16%	6	4.5146	2.924260
Massachusetts	2	52,295,000.00	6.65%	6	4.2432	2.900297
							Totals	50	786,458,475.26	100.00%	6	4.8113	1.660170
New York	1	60,000,000.00	7.63%	8	4.3100	0.627000

Ohio	2	38,167,598.59	4.85%	6	5.3022	1.373716

Oregon	1	5,587,263.05	0.71%	7	4.8840	1.820600

Pennsylvania	2	45,654,996.60	5.81%	6	5.1513	1.515678

South Carolina	1	3,402,481.47	0.43%	6	5.1600	1.464600

Tennessee	1	9,971,698.05	1.27%	7	4.8300	2.010900

Texas	4	42,795,400.73	5.44%	6	5.1044	1.832932

Virginia	1	55,000,000.00	6.99%	7	4.3260	2.801000

Washington, DC	3	68,677,812.16	8.73%	7	4.7579	0.851900

Wisconsin	1	3,740,315.58	0.48%	8	4.7700	1.576400

Totals	50	786,458,475.26	100.00%	6	4.8113	1.660170

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	122,712,611.13	15.60%	6	4.9557	NAP	Defeased	13	122,712,611.13	15.60%	6	4.9557	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	55,200,000.00	7.02%	6	4.2125	2.773664	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	150,000,000.00	19.07%	7	4.3305	1.921323	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	48,176,259.73	6.13%	7	4.7300	1.685377	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	10	214,404,899.20	27.26%	6	4.8242	1.603612	49 months or greater	36	663,745,864.13	84.40%	6	4.7846	1.671746
	5.001% to 5.250%	8	84,378,325.93	10.73%	7	5.0848	1.621731	Totals	49	786,458,475.26	100.00%	6	4.8113	1.660170
	5.251% to 5.500%	5	69,862,826.32	8.88%	6	5.3241	1.341958
	5.501% to 5.750%	1	41,723,552.95	5.31%	7	5.5230	0.304400
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	786,458,475.26	100.00%	6	4.8113	1.660170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	122,712,611.13	15.60%	6	4.9557	NAP	Defeased	13	122,712,611.13	15.60%	6	4.9557	NAP
	113 months or less	36	663,745,864.13	84.40%	6	4.7846	1.671746	Interest Only	13	399,047,812.16	50.74%	6	4.5347	1.825915
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	57,897,439.86	7.36%	7	5.2645	1.232244
	Totals	49	786,458,475.26	100.00%	6	4.8113	1.660170	241 months to 300 months	19	206,800,612.11	26.30%	6	5.1325	1.497304
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	786,458,475.26	100.00%	6	4.8113	1.660170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	122,712,611.13	15.60%	6	4.9557	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	35,000,000.00	4.45%	7	4.3260	2.750000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	617,847,201.28	78.56%	6	4.8020	1.619103	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	10,898,662.85	1.39%	6	5.2690	1.193395
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	786,458,475.26	100.00%	6	4.8113	1.660170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801581	OF	Washington	DC	Actual/360	4.758%	281,378.81	0.00	0.00	N/A	03/01/27	--	68,677,812.16	68,677,812.16	07/01/26
2	300801566	RT	Birmingham	AL	Actual/360	4.762%	253,725.31	0.00	0.00	N/A	01/01/27	--	61,875,000.00	61,875,000.00	08/01/26
3	310938105	OF	New York	NY	Actual/360	4.310%	222,683.33	0.00	0.00	N/A	04/06/27	--	60,000,000.00	60,000,000.00	08/06/26
4	307640004	OF	Arlington	VA	Actual/360	4.326%	74,503.33	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	08/06/26
4A	307640104				Actual/360	4.326%	74,503.33	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	08/06/26
4B	307640204				Actual/360	4.326%	55,877.50	0.00	0.00	N/A	03/06/27	--	15,000,000.00	15,000,000.00	08/06/26
6	310939342	OF	Cambridge	MA	Actual/360	4.220%	181,694.44	0.00	0.00	N/A	02/11/27	--	50,000,000.00	50,000,000.00	08/11/26
7	300801584	IN	Alexandria	VA	Actual/360	4.565%	191,634.90	0.00	0.00	N/A	03/01/27	--	48,750,000.00	48,750,000.00	08/01/26
8	300801579	LO	San Diego	CA	Actual/360	5.523%	198,760.85	68,778.61	0.00	N/A	03/01/27	--	41,792,331.56	41,723,552.95	08/01/26
10	307640010	MU	Cleveland	OH	Actual/360	5.310%	152,135.67	88,981.44	0.00	N/A	02/06/27	--	33,271,879.85	33,182,898.41	07/06/26
11	1648457	LO	Houston	TX	Actual/360	5.060%	142,104.72	68,688.15	0.00	N/A	02/01/27	--	32,613,605.07	32,544,916.92	08/01/26
12	307640012	OF	Westlake	OH	Actual/360	4.716%	115,808.29	28,517,186.38	0.00	N/A	11/01/26	08/01/26	28,517,186.38	0.00	08/01/26
13	310939035	RT	Torrance	CA	Actual/360	4.740%	151,021.67	0.00	0.00	N/A	03/11/27	--	37,000,000.00	37,000,000.00	07/11/26
14	300801570	98	Detroit	MI	Actual/360	5.520%	116,647.53	77,166.44	0.00	N/A	02/01/27	--	24,540,153.91	24,462,987.47	08/01/26
15	1648376	RT	Various	PR	Actual/360	6.290%	93,216.83	17,210,143.84	0.00	N/A	02/01/27	08/01/26	17,210,143.84	0.00	08/01/26
16	310938650	IN	Philadelphia	PA	Actual/360	4.990%	103,126.67	0.00	0.00	N/A	02/11/27	--	24,000,000.00	24,000,000.00	08/11/26
17	310938654	OF	Ontario	CA	Actual/360	4.990%	90,391.62	38,298.93	0.00	N/A	02/11/27	--	21,036,255.21	20,997,956.28	08/11/26
18	310938980	OF	King of Prussia	PA	Actual/360	5.330%	99,547.27	34,173.32	0.00	N/A	03/11/27	--	21,689,169.92	21,654,996.60	08/11/26
19	600937814	LO	Various	FL	Actual/360	5.120%	68,285.02	50,035.54	0.00	N/A	04/11/27	--	15,488,033.20	15,437,997.66	08/11/26
20	1648467	RT	Anchorage	AK	Actual/360	5.285%	26,951.34	8,143.47	0.00	N/A	02/01/27	--	5,922,106.22	5,913,962.75	08/01/26
20A	307648467				Actual/360	5.285%	5,191.70	1,568.69	0.00	N/A	02/01/27	--	1,140,789.45	1,139,220.76	08/01/26
21	1648516	RT	Vails Gate	NY	Actual/360	5.285%	29,056.46	8,779.53	0.00	N/A	02/01/27	--	6,384,670.68	6,375,891.15	08/01/26
22	1648517	RT	Semmes	AL	Actual/360	5.285%	12,940.60	3,910.05	0.00	N/A	02/01/27	--	2,843,479.30	2,839,569.25	08/01/26
22A	307648517				Actual/360	5.285%	3,759.51	1,135.95	0.00	N/A	02/01/27	--	826,088.75	824,952.80	08/01/26
22B	307641517				Actual/360	5.285%	6,608.92	1,996.92	0.00	N/A	02/01/27	--	1,452,200.60	1,450,203.68	08/01/26
23	300801573	SS	San Mateo	CA	Actual/360	4.350%	71,170.83	0.00	0.00	N/A	02/01/27	--	19,000,000.00	19,000,000.00	08/01/26
24	300801568	RT	Daly City	CA	Actual/360	4.400%	60,622.22	0.00	0.00	N/A	01/01/27	--	16,000,000.00	16,000,000.00	08/01/26
25	1648275	MU	Waipahu	HI	Actual/360	5.016%	50,038.44	24,716.11	0.00	N/A	01/01/27	10/01/26	11,584,659.39	11,559,943.28	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	300801574	LO	Mystic	CT	Actual/360	5.020%	43,059.96	33,088.31	0.00	N/A	02/01/27	--	9,961,179.25	9,928,090.94	08/01/26
27	310939083	LO	Chattanooga	TN	Actual/360	4.830%	41,563.85	21,613.78	0.00	N/A	03/11/27	--	9,993,312.14	9,971,698.36	08/11/26
28	300801585	IN	San Diego	CA	Actual/360	5.024%	43,546.63	14,454.05	0.00	N/A	03/01/27	--	10,065,739.55	10,051,285.50	08/01/26
29	410938784	RT	Bakersfield	CA	Actual/360	4.810%	32,736.62	13,765.53	0.00	N/A	02/11/27	--	7,903,684.29	7,889,918.76	08/11/26
30	300801578	MF	Oakland	CA	Actual/360	5.016%	28,939.77	14,084.22	0.00	N/A	03/01/27	--	6,700,055.78	6,685,971.56	08/01/26
31	307640031	RT	Columbia	SC	Actual/360	4.990%	28,268.85	14,091.79	0.00	N/A	01/01/27	10/01/26	6,578,826.58	6,564,734.79	08/01/26
32	300801561	MF	Alameda	CA	Actual/360	4.877%	25,039.93	13,071.80	0.00	N/A	12/01/26	--	5,962,399.66	5,949,327.86	08/01/26
33	410937128	SS	Manteca	CA	Actual/360	5.050%	25,447.89	12,343.82	0.00	N/A	02/11/27	--	5,851,957.93	5,839,614.11	08/11/26
34	307640034	RT	Pearland	TX	Actual/360	4.630%	22,602.69	12,893.59	0.00	N/A	12/01/26	--	5,669,177.15	5,656,283.56	08/01/26
35	300801586	RT	Medford	OR	Actual/360	4.884%	23,548.68	12,011.10	0.00	N/A	03/01/27	--	5,599,273.95	5,587,262.85	08/01/26
36	1648147	IN	Magnolia	TX	Actual/360	5.170%	24,230.60	11,341.24	0.00	N/A	01/01/27	--	5,442,699.80	5,431,358.56	08/01/26
37	307640037	LO	Cincinnati	OH	Actual/360	5.250%	22,607.53	16,043.95	0.00	N/A	03/01/27	--	5,000,744.05	4,984,700.10	08/01/26
38	410934776	RT	Huntsville	AL	Actual/360	4.920%	24,256.03	9,655.34	0.00	N/A	04/11/27	--	5,725,262.69	5,715,607.35	08/11/26
39	1648326	LO	Linthicum Heights	MD	Actual/360	5.450%	20,204.78	13,406.00	0.00	N/A	04/01/27	--	4,305,249.69	4,291,843.69	08/01/26
40	1648272	MF	Shreveport	LA	Actual/360	4.730%	19,443.07	9,181.27	0.00	N/A	12/01/26	--	4,773,583.93	4,764,402.66	08/01/26
41	307640041	RT	Houston	TX	Actual/360	5.330%	22,153.83	7,710.43	0.00	N/A	01/01/27	--	4,826,835.30	4,819,124.87	08/01/26
42	1648014	RT	Chicago	IL	Actual/360	4.140%	18,538.00	0.00	0.00	N/A	10/01/26	--	5,200,000.00	5,200,000.00	08/01/26
43	410938519	RT	Milpitas	CA	Actual/360	4.630%	16,450.64	9,271.30	0.00	N/A	02/11/27	--	4,126,128.37	4,116,857.07	08/11/26
44	1648504	IN	Milwaukee	WI	Actual/360	4.770%	15,396.75	8,131.66	0.00	N/A	04/01/27	--	3,748,447.24	3,740,315.58	08/01/26
45	410937787	RT	Bluffton	SC	Actual/360	5.160%	15,149.78	7,071.24	0.00	N/A	02/11/27	--	3,409,552.76	3,402,481.52	08/11/26
46	300801577	RT	Holyoke	MA	Actual/360	4.748%	9,383.24	0.00	0.00	N/A	02/01/27	--	2,295,000.00	2,295,000.00	08/01/26
47	410938953	RT	Phenix City	AL	Actual/360	5.410%	7,374.93	4,951.74	0.00	N/A	04/11/27	--	1,583,074.01	1,578,122.27	08/11/26
48	300801563	MH	Dickinson	TX	Actual/360	5.363%	7,322.36	2,953.37	0.00	N/A	01/01/27	--	1,585,564.55	1,582,611.18	08/01/26
Totals							3,470,653.52	46,464,838.90	0.00				832,923,314.16	786,458,475.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,841,078.00	0.00	--	--	--	0.00	0.00	281,083.11	281,083.11	0.00	0.00
2	20,300,513.03	21,101,147.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,803,555.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,695,636.00	25,858,846.40	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,564,284.12	3,404,139.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,525,556.05	2,492,284.35	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	29,103,894.61	6,423,879.91	01/01/26	03/31/26	--	0.00	0.00	240,758.97	240,758.97	0.00	0.00
11	4,320,772.84	4,622,329.27	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	698,639.78	01/01/26	03/31/26	--	0.00	0.00	150,862.36	150,862.36	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,374,567.11	1,178,743.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,658,266.64	1,932,306.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,062,151.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,030,815.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	606,023.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	2,586,570.94	1,356,889.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,983,959.66	429,969.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,946,927.07	1,723,579.19	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,408,050.86	882,722.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,107,750.83	549,850.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	567,826.31	151,606.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	799,128.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	894,941.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	825,081.82	203,714.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,337,315.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	434,418.92	497,152.30	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	791,485.72	153,409.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	256,834.10	240,752.82	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	907,910.11	404,578.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	575,850.68	384,287.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	491,871.42	81,067.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	741,815.07	375,641.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	577,184.83	240,493.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	336,600.00	195,961.59	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	274,400.00	67,830.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	134,733,039.25	75,651,823.93				0.00	0.00	672,704.44	672,704.44	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.811290%	4.762326%	6
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.838904%	4.790909%	7
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.839368%	4.791375%	8
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.839803%	4.791813%	9
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.840260%	4.792273%	10
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.840689%	4.792705%	11
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841190%	4.793209%	12
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841612%	4.793634%	13
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842031%	4.794056%	14
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842473%	4.794500%	15
10/20/25	1	68,677,812.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842886%	4.794916%	16
09/17/25	1	68,677,812.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.843322%	4.795354%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	300801581	07/01/26	0	B	281,083.11	281,083.11	1,419.00	68,677,812.16	05/15/25	98
10	307640010	07/06/26	0	B	240,758.97	240,758.97	0.00	33,271,879.85	10/27/20	13
13	310939035	07/11/26	0	B	150,862.36	150,862.36	0.00	37,000,000.00
Totals					672,704.44	672,704.44	1,419.00	138,949,692.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		385,607,309	385,607,309	0		0
7 - 12 Months		400,851,167	400,851,167	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	786,458,475	786,458,475	0	0	0	0
Jul-26	832,923,314	832,923,314	0	0	0	0
Jun-26	833,902,255	833,902,255	0	0	0	0
May-26	834,821,401	834,821,401	0	0	0	0
Apr-26	835,792,099	835,792,099	0	0	0	0
Mar-26	836,702,766	836,702,766	0	0	0	0
Feb-26	837,777,238	837,777,238	0	0	0	0
Jan-26	838,679,001	838,679,001	0	0	0	0
Dec-25	839,576,718	839,576,718	0	0	0	0
Nov-25	840,526,768	840,526,768	0	0	0	0
Oct-25	841,416,196	772,738,384	68,677,812	0	0	0
Sep-25	842,358,260	773,680,448	68,677,812	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	300801581	68,677,812.16	68,677,812.16	186,800,000.00	12/22/16	4,233,687.00	0.85190	12/31/25	03/01/27	I/O
10	307640010	33,182,898.41	33,271,879.85	362,000,000.00	12/01/17	5,728,333.16	1.43980	03/31/26	02/06/27	187
Totals		101,860,710.57	101,949,692.01	548,800,000.00		9,962,020.16

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	300801581	OF	DC	05/15/25	98

The Special Servicer continues to monitor property performance as the March 1, 2027 maturity date approaches. Special Servicer requested 6/30/2026 financials and an update from the Borrower on its plans related to the upcoming maturity.

10	307640010	MU	OH	10/27/20	13

The Loan remains current at this time. The Borrower continues to explore all its options to raise new equity in anticipation of the maturity in February 2027. There are no substantive updates to report this month.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	307640010	0.00	5.31000%	0.00	5.31000%	8	10/13/21	10/13/21	--
11	1648457	0.00	5.06000%	0.00	5.06000%	10	03/30/22	03/30/22	--
37	307640037	6,060,118.28	5.25000%	0.00	5.25000%	10	04/14/21	04/01/20	05/11/21
39	1648326	5,138,196.94	5.45000%	5,128,700.00 5.45000%		10	07/24/20	08/01/20	09/11/20
Totals		11,198,315.22		5,128,700.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	14,784.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	7,162.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,947.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,947.51

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com> , specifically under the "Risk Retention Compliance" tab for the BANK 2017-BNK4 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information

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